FINANCIAL INVESTMENTS (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INVESTMENTS
Financial assets measured at fair value through profit or loss - Investment funds (*)	₺ 1,024,437
Financial assets carried at amortised cost - Time deposits (**)	133,615
Financial investments	₺ 1,158,052
Interest rate of time deposit denominated in USD	1.00%	0.00%
Maturity term of time deposits denominated in USD	5 months